STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LATAM Airlines Group S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid	$ (54,580)	$ (46,591)	$ (20,766)
Multiplus S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid		(26,029)	(45,876)
Lan Peru S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid	$ (536)	$ (72,620)	$ (66,642)